Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder	$ (418)	$ 142		$ (276)
Net gain (loss) on divestitures included net income attributable to equity holder before tax	(320)	173		(147)
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	48	41	$ 28	123	$ 81
Net income from investments in associated corporations	(8)	(58)	(38)	(111)	(122)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	16	18	11	47	70
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 182	$ 210	$ 153	$ 553	$ 442